Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of major components of income tax expense

	2024 £m	2023 £m	2022 £m
Current year charge	608	570	412
Charge in respect of prior periods	(62)	(31)	25
Pillar Two income tax	3	–	–
Total current taxation	549	539	437
Total deferred taxation	(114)	(22)	62
Total	435	517	499

Schedule of reconciliation of standard rate of corporation tax

	2024 £m	2023 £m	2022 £m
Profit before tax	1,910	1,628	1,618
UK statutory rate of taxation of 25% (2023: 23.5%, 2022: 19%)	478	383	307
Differences in overseas taxation rates	(18)	(2)	72
Benefit of substance-based tax rulings	(5)	(21)	(15)
R&D tax credits	(6)	(6)	(3)
Tax losses not recognised	–	–	1
Permanent differences on disposals, acquisitions and transfers	(35)	155	–
Items non-deductible/taxable for tax purposes	64	55	56
Reassessment of prior year estimates	(50)	(65)	5
Changes in tax rates	7	18	76
Total tax charge	435	517	499

Schedule of deferred tax assets and liabilities

	2024 £m	2023 £m
Deferred tax assets	276	265
Deferred tax liabilities	(3,353)	(3,487)
Total	(3,077)	(3,222)

Schedule of movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2024	(94)	(3,613)	32	11	175	267	(3,222)
Hyperinflation adjustment	(3)	(2)	–	–	–	(1)	(6)
Exchange adjustments	–	19	(1)	–	(11)	(7)	–
Credit/(charge) to income statement	4	87	(1)	2	(54)	76	114
(Charge)/credit to statement of comprehensive income	–	–	(7)	–	–	9	2
Credit directly to equity	–	–	–	–	–	–	–
Arising on business acquisitions/disposals	–	35	–	–	–	–	35
At 31 December 2024	(93)	(3,474)	23	13	110	344	(3,077)

	Accelerated capital allowances £m	Intangibles £m	Pensions & other post-employment benefits £m	Tax losses £m	Intra-group profit £m	Other net temporary differences £m	Total £m
As at 1 January 2023	(90)	(3,641)	30	14	135	171	(3,381)
Exchange adjustments	6	153	(1)	(1)	(12)	(9)	136
(Charge)/credit to income statement	(10)	(125)	6	(2)	52	101	22
(Charge)/credit to statement of comprehensive income	–	–	(3)	–	–	3	–
Credit directly to equity	–	–	–	–	–	1	1
At 31 December 2023	(94)	(3,613)	32	11	175	267	(3,222)